Segment and geographic information	3 Months Ended
Mar. 31, 2020
Segment and geographic information.
Segment and geographic information

Note 15:—Segment and geographic information

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:

	Three months ended March 31,		Year ended December 31,
	2020	2019	2019	2018	2017
	(unaudited)	(unaudited)
U.S.	$18,237	$12,968	$57,938	$40,529	$28,261
Europe	8,724	5,366	25,181	15,265	10,141
Asia Pacific	3,943	2,893	13,356	11,076	7,838
Rest of the world	2,846	2,248	9,374	7,477	5,155
Israel	400	288	1,224	1,156	717
	$34,150	$23,763	$107,073	$75,503	$52,112

Property and equipment, net by geographical areas were as follows:

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Israel	$4,973	$4,961	$4,800
U.S. and other	406	360	343
	$5,379	$5,321	$5,143